Employee costs and share plans for employees, AstraZeneca UK All Employee Share Plan (Details) - AstraZeneca UK All Employee Share Plan	12 Months Ended
Dec. 31, 2020 GBP (£) shares
Share plans
Threshold for employee investment in ordinary shares of entity | £	£ 150
Number of shares awarded for every four shares purchased | shares	1